Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss	$ (59,134)	$ (50,050)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	2	1,088
Stock-based compensation	15,138	545
Amortization of right-of-use assets		1,050
Property and equipment impairment		19,289
(Gain) loss on lease termination	(2,013)	319
Lease impairment		2,278
Non-cash interest expense	477	98
Non-cash debt issuance costs	11,460
Non-cash non-capitalized transaction costs	268
Loss on extinguishment of convertible notes	26,359
Remeasurement of convertible preferred stock warrant liability	(6)	(126)
Remeasurement of public placement warrant liability	(24,286)
Remeasurement of related party private placement warrant liability	(12,671)
Remeasurement of share-based termination liability	978
Remeasurement of convertible notes	31,664
Remeasurement of related party convertible notes	3,752
Gain on sale of property and equipment		(284)
Changes in operating assets and liabilities:
Inventory	(2,749)
Prepaid expenses and other current assets	733	(328)
Other non-current assets	(118)	757
Accounts payable	(1,060)	668
Accrued expenses and other current liabilities	(1,814)	1,361
Share-based termination liabilities		4,842
Other non-current liabilities	3
Operating lease liabilities	(346)	(5,627)
Net cash used in operating activities	(13,363)	(24,120)
Investing activities:
Cash proceeds from sale of property and equipment		284
Purchases of property and equipment	(23)	(953)
Net cash used in investing activities	(23)	(669)
Financing activities:
Proceeds from Bridge Financing Notes	22,643
Payments for Amended Senior Notes	(539)
Cash proceeds from related party notes	250
Payments for related party notes	(250)
Payments of related party promissory note	(648)
Payments of related party convertible promissory note	(2,267)
Proceeds from the Merger with GAMC	5,268
Payments of deferred transaction costs	(5,508)
Net cash provided by financing activities	18,949
Exchange rate effect on cash, cash equivalents and restricted cash	8	(65)
Net change in cash, cash equivalents and restricted cash	5,571	(24,854)
Cash, cash equivalents and restricted cash at beginning of period	934	25,274	$ 25,274
Cash, cash equivalents and restricted cash at end of period	6,505	420	934	$ 25,274
Cash, cash equivalents, and restricted cash information:
Cash and cash equivalents, beginning of period	894	22,932	22,932
Restricted cash, beginning of period	40	2,342	2,342
Cash, cash equivalents, and restricted cash, beginning of period	934	25,274	25,274
Cash and cash equivalents, end of period	6,505	339	894	22,932
Restricted cash, end of period		81	40	2,342
Cash, cash equivalents, and restricted cash, end of period	6,505	420	934	25,274
Supplemental cash flow disclosures:
Cash paid for interest	440	1,563
Supplemental disclosures of non-cash investing and financing activities:
Deferred transaction costs in accounts payable and accrued expenses	1,818
Decrease of deferred transaction costs due to the Merger and PIPE Financing	11,124
Issuance of Common stock to settle underwriting commission	6,106
Issuance of Common stock upon conversion of convertible preferred stock	93,889
Issuance of Common stock upon conversion of convertible bridge notes	102,155
Issuance of Common stock upon settlement of share-based termination liability	7,327
Conversion of convertible preferred stock warrants to Private Warrants	197
Decrease of operating lease right of use assets and liabilities due to remeasurement in connection with lease amendments		456
Decrease of operating lease liabilities due to lease termination	2,013	21,286
Decrease of operating lease right of use assets due to lease termination		16,763
BOLT THREADS, INC.
Operating activities:
Net loss			(57,720)	(51,701)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense			1,088	1,645
Stock-based compensation			643	1,159
Amortization of right-of-use assets			1,050	2,149
Property and equipment impairment			19,285
(Gain) loss on lease termination			319
Lease impairment			2,274
Non-cash interest expense			1,834	27
Remeasurement of convertible preferred stock warrant liability			(127)	(1,032)
Remeasurement of share-based termination liability			296
Remeasurement of convertible notes			281
Remeasurement of related party convertible notes			115
Non-cash bridge note issuance costs			3,527
Gain on intellectual property transfer			(2,500)
Gain on sale of property and equipment			(284)
Gain on extinguishment of customers deposit				(2,000)
Loss on disposal of fixed assets				868
Changes in operating assets and liabilities:
Sublease income receivable				1,799
Prepaid expenses and other current assets			(529)	526
Other non-current assets			713	(9,007)
Accounts payable			490	(128)
Accrued expenses and other current liabilities			(316)	(1,707)
Share-based termination liabilities			6,053
Operating lease liabilities			(5,717)	1,523
Net cash used in operating activities			(29,225)	(55,879)
Investing activities:
Cash proceeds from sale of property and equipment			284
Purchases of property and equipment			(962)	(8,087)
Net cash used in investing activities			(678)	(8,087)
Financing activities:
Proceeds from issuance of Series E convertible preferred stock				2,800
Proceeds from Senior Secured Notes, net of issuance costs of $282				29,718
Proceeds from Bridge Financing Notes			6,969
Principal payments on loan facilities				(2,847)
Payments of deferred transaction costs			(1,418)
Proceeds from exercise of stock options				156
Net cash provided by financing activities			5,551	29,827
Exchange rate effect on cash, cash equivalents and restricted cash			12	43
Net change in cash, cash equivalents and restricted cash			(24,340)	(34,096)
Cash, cash equivalents and restricted cash at beginning of period	934	25,274	25,274	59,370
Cash, cash equivalents and restricted cash at end of period			934	25,274
Cash, cash equivalents, and restricted cash information:
Cash and cash equivalents, beginning of period	894	22,932	22,932	57,039
Restricted cash, beginning of period	40	2,342	2,342	2,331
Cash, cash equivalents, and restricted cash, beginning of period	$ 934	$ 25,274	25,274	59,370
Cash and cash equivalents, end of period			894	22,932
Restricted cash, end of period			40	2,342
Cash, cash equivalents, and restricted cash, end of period			934	25,274
Supplemental cash flow disclosures:
Cash paid for taxes
Cash paid for interest			1,650	742
Supplemental disclosures of non-cash investing and financing activities:
Property and equipment in accounts payable and accrued expenses				26
Deferred transaction costs in accounts payable and accrued expenses			708
Deferred transaction costs due to Bridge Warrants issuance			14,108
Convertible note issuance costs due to Bridge Warrants issuance			3,527
Fair value of warrant liabilities recognized in connection with Series E convertible preferred stock issuance				135
Decrease of operating lease right of use assets and liabilities due to remeasurement in connection with lease amendments			456	2,648
Decrease of operating lease liabilities due to lease termination			21,286
Decrease of operating lease right of use assets due to lease termination			16,763
Decrease of prepaid expense due to troubled debt restructuring			5,366
Issuance of Gingko Convertible Note due to troubled debt restructuring			10,373
Issuance of Amended Senior Note due to troubled debt restructuring			13,340
Modification of convertible preferred stock			216,386
Conversion of convertible preferred stock to common stock			$ 28,958